Other current liabilities - Additional Information (Detail) - EUR (€)		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Abstract]
Employee gift expenses	€ 10,916,000			€ 1,500
Disclosure of contingent liabilities [line items]
Consideration paid in cash			€ 585,000	€ 4,224,000	€ 2,245,000
Portion of earn-out payment payable (as a percent)			50.00%
Forecast
Disclosure of contingent liabilities [line items]
Portion of earn-out payment payable (as a percent)		50.00%
Tessitura Ubertino S.r.l.
Disclosure of contingent liabilities [line items]
Consideration paid in cash			€ 585,000